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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223

                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                     Annual
                                     Report

                                     9/30/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                                9
Portfolio Management Discussion                                               11
Schedule of Investments                                                       14
Financial Statements                                                          33
Notes to Financial Statements                                                 42
Report of Independent Registered Public Accounting Firm                       50
Trustees, Officers and Service Providers                                      51

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                                                        46.7%
U.S. Government Agency Securities                                           38.7%
Foreign Government Bonds                                                     6.6%
Asset Backed Securities                                                      3.7%
Temporary Cash Investments                                                   2.4%
Municipal Bonds                                                              1.0%
Collateralized Mortgage Obligations                                          0.7%
Convertible Corporate Bonds                                                  0.1%
Supranational Bonds                                                          0.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency                                                             42.8%
Below BBB                                                                   41.6%
BBB                                                                         10.2%
Cash Equivalents                                                             4.5%
A                                                                            0.5%
AA                                                                           0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

  1.  U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11             4.67%
  2.  U.S. Treasury Strip, 0.0%, 2/15/11                                    1.33
  3.  U.S. Treasury Notes, 4.0%, 2/15/15                                    1.07
  4.  Norwegian Government, 6.75%, 1/15/07                                  1.02
  5.  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                       1.01
  6.  U.S. Treasury Notes, 4.875%, 2/15/12                                  1.00
  7.  Federal Home Loan Mortgage Corp., 4.5%, 5/1/20                        0.99
  8.  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                        0.89
  9.  U.S. Treasury Bonds, 5.25%, 11/15/28                                  0.89
 10.  U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12           0.88

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class          9/30/05            9/30/04
 -----          -------            -------
    A            $10.58             $10.56
    B            $10.43             $10.41
    C            $10.38             $10.36
    R            $10.76             $10.74
    Y            $10.60             $10.57

Distributions Per Share - 10/1/04 - 9/30/05
--------------------------------------------------------------------------------

                 Net
              Investment         Short-Term           Long-Term
  Class         Income          Capital Gains       Capital Gains
                ------          -------------       -------------
    A          $0.62650            $0.0107             $0.0856
    B          $0.53530            $0.0107             $0.0856
    C          $0.53920            $0.0107             $0.0856
    R          $0.62130            $0.0107             $0.0856
    Y          $0.66430            $0.0107             $0.0856

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2005)
                              Net Asset   Public Offering
                                Value          Price
Period                          (NAV)          (POP)
Life-of-Class
(4/15/99)                       8.20%          7.43%
5 Years                        10.34           9.32
1 Year                          7.18           2.33

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer
                       Strategic          Lehman Brothers
                      Income Fund      U.S. Universal Index
4/99                      9550                10000
9/99                      9314                 9937
                          9680                10660
9/01                     10209                11924
                         11035                12868
9/03                     13457                13784
                         14769                14394
9/05                     15829                14879

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2005)
                                 If             If
Period                          Held         Redeemed
Life-of-Class
(4/15/99)                       7.43%          7.43%
5 Years                         9.50           9.50
1 Year                          6.36           2.36

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer
                       Strategic          Lehman Brothers
                      Income Fund      U.S. Universal Index
4/99                     10000                10000
9/99                      9742                 9937
                         10038                10660
9/01                     10526                11924
                         11282                12868
9/03                     13649                13784
                         14860                14394
9/05                     15805                14879

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2005)
                                 If             If
Period                          Held         Redeemed
Life-of-Class
(4/15/99)                       7.43%          7.43%
5 Years                         9.54           9.54
1 Year                          6.44           6.44

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer
                       Strategic          Lehman Brothers
                      Income Fund      U.S. Universal Index
4/99                     10000                10000
9/99                      9766                 9937
                         10041                10660
9/01                     10536                11924
                         11296                12868
9/03                     13651                13784
                         14879                14394
9/05                     15836                14879

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales changes been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2005)
                                 If             If
Period                          Held         Redeemed
 Life-of-Class
 (4/15/99)                      8.07%          8.07%
 5 Years                       10.32          10.32
 1 Year                         7.00           7.00

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer
                       Strategic          Lehman Brothers
                      Income Fund      U.S. Universal Index
4/99                     10000                10000
9/99                      9725                 9937
                         10065                10660
9/01                     10562                11924
                         11359                12868
9/03                     14040                13784
                         15368                14394
9/05                     16444                14879

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

Average Annual Total Returns
(as of September 30, 2005)
                                 If             If
Period                          Held         Redeemed
 Life-of-Class
 (9/9/04)                       8.29%          8.29%
 5 Years                       10.46          10.46
 1 Year                         7.65           7.65

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer
                       Strategic          Lehman Brothers
                      Income Fund      U.S. Universal Index
4/99                     10000                10000
9/99                      9750                 9937
                         10133                10660
9/01                     10687                11924
                         11551                12868
9/03                     14087                13784
                         15481                14394
9/05                     16665                14879

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on actual returns from April 1, 2005 through September 30, 2005

Share Class                A              B              C              R             Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 4/1/05
 Ending Account        $1,028.20      $1,024.17      $1,025.53      $1,028.06      $1,031.23
 Value On 9/30/05
 Expenses Paid         $    5.66      $    9.30      $    9.01      $    6.37      $    3.15
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.87%, 1.81%, 1.28%, and 0.66% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2005 through September 30, 2005

Share Class                A              B              C              R             Y
--------------------------------------------------------------------------------------------
 Beginning Account     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 Value On 4/1/05
 Ending Account        $1,019.55      $1,015.69      $1,015.99      $1,018.65      $1,021.44
 Value On 9/30/05
 Expenses Paid         $    5.64      $    9.26      $    8.97      $    6.34      $    3.13
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.87%, 1.81%, 1.28%, and 0.66% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

Most domestic fixed-income investments delivered modest returns during the 12-month period ended September 30, 2005, as investors assessed the impact of the Federal Reserve Board's hikes in short-term interest rates. While the Fed persisted in its efforts to guard against any increase in inflationary pressures, the economies of the United States and most foreign countries continued to expand, helping support corporate profit growth. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the 12 months. Mr. Taubes, head of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform, Ken?

A: The Fund did well, outperforming most benchmarks for both investment-grade and high-yield investments. For the 12 months ended September 30, 2005, the Fund's Class A shares had a total return of 7.18%, at net asset value. During the same 12 months, the benchmark Lehman Brothers U.S. Universal Bond Index returned 3.37%, while the average total return of 107 funds in Lipper's multi-sector income category was 6.33%. On
    September 30, 2005, the 30-day SEC yield of the Fund's Class A shares was a highly competitive 6.71%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors that affected performance?

A: During a period in which the fixed-income markets were affected by many cross-currents, our investments in long-term U.S. Treasury bonds and our continued emphasis on lower-rated, high-yield bonds - both domestic corporate bonds and emerging market debt - helped drive the Fund's performance. For most of the 12 months, we focused our Treasury investments in longer-term bonds. That tactic helped support performance as yields of shorter-term bonds rose and the prices of bonds with maturities of 10 years or less declined. In contrast, the 30-year Treasury outperformed other higher-rated bonds as its yield declined and price

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------

    rose. At the end of the fiscal year, on September 30, 2005, 12.7% of Fund assets were invested in Treasuries, including a position in Treasury Inflation Protection Securities (TIPS) that we added late in the period. Early in the fiscal year, we increased our investments in mortgage-backed securities and have generally maintained our greater emphasis on mortgages, since they continue to look attractive when compared with other investment opportunities. When the fiscal year concluded, mortgage-backed securities represented 25.1% of Fund assets.

    During a period in which most economies, with the exception of some European markets, grew steadily, corporate profits tended to continue to improve and high-yield bonds outperformed investment-grade debt. We emphasized both domestic and emerging-market debt throughout the 12 months, although we lowered our exposure to both groups as the period progressed and their prices became less attractive as their yield advantages - or spreads -- over investment-grade debt tightened. At the end of the fiscal year, we still had 27.3% of Fund assets invested in U.S. high-yield bonds and another 14.0% in emerging market debt. Within our domestic high-yield investments, we gradually upgraded the average credit quality of bonds as a defensive measure against a possible slowing of corporate profit growth.

    We also continued to invest in investment-grade foreign debt, primarily government bonds, which offered higher yields than U.S. Treasuries. However, we anticipated that the U.S. dollar finally would begin to strengthen against the euro and other foreign currencies. To protect our gains from foreign investments, we hedged back a large portion of our foreign currency exposure. This step helped performance because our foreign government security investments, most notably from France and Sweden, outperformed U.S. government securities, but the underlying foreign currencies were losing relative value against the strengthening U.S. dollar. Average credit quality of the overall portfolio rose during the 12 months from BBB- to BBB+.

Q:  What were some of the individual holdings that influenced Fund performance?

A: Our investments in bonds of several basic materials companies helped notably, as rising commodity prices supported the performance of bonds issued by companies such as Freeport McMoRan, a copper and gold mining corporation, and CSN, Brazil's largest steel company. Bonds of TFM, a Mexican railroad company

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    acquired by Kansas City Southern, also contributed positively. Within the energy sector, bonds of Petroquest, a U.S.-based oil and natural gas production company, was an outstanding performer.

    A few investments proved disappointing, however. The investments included bonds of Delphi, an auto parts manufacturer; Northwest Airlines, which filed for bankruptcy; and Duane Reade, a New York-based retail pharmaceutical chain whose business performance hasn't met investors' expectations.

Q:  What is your investment outlook?

A: We anticipate that we will continue to upgrade the overall credit quality of our portfolio holdings to reduce the Fund's exposure to a slowing of economic growth as the effects of Federal Reserve Board's interest-rate increases take hold. As part of this effort, we expect to reduce further our high yield weightings, while adding to our Treasury investments. We believe inflationary pressures may increase as the impact of higher energy prices work their way through the economy. Because of this view, we have been finding TIPS, or Treasury Inflation Protection Securities, increasingly attractive.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. The securities issued by U.S. Government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. These risks may increase share price volatility. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05
--------------------------------------------------------------------------------

              S&P/
 Principal   Moody's
  Amount     Ratings
 (USD) ($)  (unaudited)                                                                         Value
                          CONVERTIBLE CORPORATE BONDS - 0.1%
                          Pharmaceuticals & Biotechnology - 0.0%
                          Biotechnology - 0.0%
   100,000  NR/NR         Cubist Pharmaceuticals, 5.5%, 11/1/08                        $       95,125
                                                                                       --------------
                          Total Pharmaceuticals & Biotechnology                        $       95,125
                                                                                       --------------
                          Semiconductors - 0.1%
                          Semiconductor Equipment - 0.1%
 1,230,000  NR/NR         Brooks Automation, Inc., 4.75%, 6/1/08                       $    1,179,263
                                                                                       --------------
                          Total Semiconductors                                         $    1,179,263
                                                                                       --------------
                          TOTAL CONVERTIBLE CORPORATE BONDS
                          (Cost $1,200,435)                                            $    1,274,388
                                                                                       --------------
                          RIGHTS/WARRANTS - 0.0%
                          Transportation - 0.0%
                          Railroads - 0.0%
     3,100  NR/NR         Atlantic Express Transportation, Exp. 4/15/08*               $            -
                                                                                       --------------
                          Total Transportation                                         $            -
                                                                                       --------------
                          TOTAL RIGHTS/WARRANTS
                          (Cost $0)                                                    $            -
                                                                                       --------------
                          ASSET BACKED SECURITIES - 2.8%
                          Transportation - 0.2%
                          Airlines - 0.2%
 2,219,715  BBB-/Ba2      Continental Airlines, Inc., 6.795%, 8/2/18                   $    1,920,788
                                                                                       --------------
                          Total Transportation                                         $    1,920,788
                                                                                       --------------
                          Diversified Financials - 1.2%
                          Diversified Financial Services - 1.2%
 4,815,000  BB-/Ba2       Caithness Coso Fund Corp., 6.263%,
                            6/15/14 (144A)                                             $    4,822,511
 3,772,488  BBB-/Baa2     PF Export Receivable Master Trust, 6.436%,
                            6/1/15 (144A)                                                   3,793,388
 3,096,423  BBB/Baa2      Power Receivables Finance, 6.29%,
                            1/1/12 (144A)                                                   3,168,694
                                                                                       --------------
                          Total Diversified Financials                                 $   11,784,593
                                                                                       --------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      S&P/
        Principal    Moody's
         Amount      Ratings
        (USD) ($)   (unaudited)                                                                 Value
                                  Utilities - 1.4%
                                  Electric Utilities - 1.4%
        2,635,250   BBB-/Baa3     Empresa Electric, 8.625%, 4/30/13 (144A)             $    2,904,812
        5,705,050   BB-/Ba2       FPL Energy Wind Funding, 6.876%,
                                    6/27/17 (144A)                                          5,733,575
        5,791,504   NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                      5,834,940
                                                                                       --------------
                                  Total Utilities                                      $   14,473,327
                                                                                       --------------
                                  TOTAL ASSET BACKED SECURITIES
                                  (Cost $27,977,358)                                   $   28,178,708
                                                                                       --------------
                                  COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
                                  Diversified Financials - 0.6%
                                  Diversified Financial Services - 0.6%
        3,535,000   BBB-/Baa3     Tower 2004-1A E, 5.395%, 1/15/34                     $    3,443,355
        3,000,000   NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                         2,956,650
                                                                                       --------------
                                  Total Diversified Financials                         $    6,400,005
                                                                                       --------------
                                  TOTAL COLLATERALIZED MORTGAGE
                                    OBLIGATIONS
                                  (Cost $6,535,000)                                    $    6,400,005
                                                                                       --------------
                                  CORPORATE BONDS - 45.2%
                                  Energy - 5.3%
                                  Coal & Consumable Fuels - 0.4%
        4,575,714   BBB-/NR       Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)       $    4,529,957
                                                                                       --------------
                                  Oil & Gas Equipment & Services - 1.1%
        5,440,000   B+/Ba3        Holly Energy Partners LP, 6.25%, 3/1/15 (144A)       $    5,385,600
        5,075,000   CCC+/Caa1     J. Ray McDermott SA, 11.0%, 12/15/13 (144A)               5,810,875
                                                                                       --------------
                                                                                       $   11,196,475
                                                                                       --------------
                                  Oil & Gas Exploration & Production - 3.5%
        3,820,000   B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                 $    4,001,450
        3,230,000   B-/B3         Clayton Williams Energy, 7.75%, 8/1/13 (144A)             3,157,325
        1,710,000   B/B2          Comstock Resources, Inc., 6.875%, 3/1/12                  1,722,825
        1,360,000   B-/B3         Delta Petroleum Corp., 7.0%, 4/1/15                       1,298,800
        7,220,000   BBB-/Baa3     Gazprom International SA., 7.201%,
                                    2/1/20 (144A)                                           7,905,900
        4,500,000   CCC+/Caa1     Petroquest Energy, Inc., 10.375%, 5/15/12                 4,758,750
ITL 2,825,000,000   BBB-/Baa2     Petroleos Mexicanos, 7.375%, 8/13/07                      1,894,957
        3,485,000   B+/B2         Stone Energy Corp., 6.75%, 12/15/14                       3,424,013
        3,900,000   BBB-/Baa3     Tengizchevroil LLP, 6.124%, 11/15/14 (144A)               3,987,750
        3,084,000   B-/B2         Whiting Petroleum Corp. 7.0%, 2/1/14 (144A)               3,126,405
                                                                                       --------------
                                                                                       $   35,278,175
                                                                                       --------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

                   S&P/
     Principal    Moody's
      Amount      Ratings
     (USD) ($)   (unaudited)                                                                    Value
                               Oil & Gas Refining & Marketing - 0.2%
     2,300,000   BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08                     $    2,343,212
                                                                                       --------------
                               Oil & Gas Storage & Transporation - 0.1%
       923,000   B/B3          Transmontaigne, Inc., 9.125%, 6/1/10                    $      969,150
                                                                                       --------------
                               Total Energy                                            $   54,316,969
                                                                                       --------------
                               Materials - 7.4%
                               Aluminum - 0.9%
     6,657,000   BB+/Ba3       Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)           $    6,698,606
     2,160,000   B/B1          Novelis, Inc., 7.25%, 2/15/15 (144A)                         2,041,200
                                                                                       --------------
                                                                                       $    8,739,806
                                                                                       --------------
                               Commodity Chemicals - 1.0%
     2,190,000   BB-/B1        Arco Chemical Co., 9.8%, 2/1/20                         $    2,471,963
     1,380,000   CCC+/B3       Aventine Renewable Energy, Floating Rate Note,
                                 12/15/11 (144A) (c)                                        1,435,200
     5,905,000   B+/B1         Invista, 9.25%, 5/1/12 (144A)                                6,421,688
                                                                                       --------------
                                                                                       $   10,328,851
                                                                                       --------------
                               Construction Materials - 0.1%
       850,000   BB-/Ba3       Texas Industries, Inc., 7.25% 7/15/13 (144A)            $      884,000
                                                                                       --------------
                               Diversified Chemical - 0.6%
       820,000   B/B2          Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)             $      862,025
     1,520,000   BB-/Ba3       Braskem International, Ltd., 9.375%,
                                 6/1/15 (144A)                                              1,649,200
EURO   165,000   B/Caa1        Huntsman International LLC, 10.125%, 7/1/09                    205,161
EURO 2,525,000   B-/B2         Nell AF Sarl, 8.375%, 8/15/15 (144A)                         3,124,414
                                                                                       --------------
                                                                                       $    5,840,800
                                                                                       --------------
                               Diversified Metals & Mining - 1.4%
     1,910,000   B+/B1         Freeport-McMoran Copper & Gold,
                                 6.875%, 2/1/09                                        $    1,890,900
     3,300,000   NR/Baa3       Vale Overseas, Ltd., 8.25%, 1/17/34                          3,720,750
     3,000,000   NR/Baa3       Vale Overseas, Ltd., 9.0%, 8/15/13                           3,555,000
     4,950,000   BB+/Ba2       Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                4,896,213
                                                                                       --------------
                                                                                       $   14,062,863
                                                                                       --------------
                               Forest Products - 0.5%
     4,950,000   BB-/Ba2       Sino Forest Corp., 9.125%, 8/17/11 (144A)               $    5,346,000
                                                                                       --------------
                               Metal & Glass Containers - 0.2%
     1,970,000   BB-/B1        Greif Brothers Corp., 8.875%, 8/1/12                    $    2,112,825
                                                                                       --------------
                               Paper Packaging - 0.2%
     2,220,000   CCC+/Caa2     Graham Packaging Co., 9.875%, 10/15/14                  $    2,131,200
                                                                                       --------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
     Principal    Moody's
      Amount      Ratings
     (USD) ($)   (unaudited)                                                                    Value
                               Paper Products - 0.7%
     3,000,000   BB-/Ba3       Abitibi-Consolidated, Inc., 6.0%, 6/20/13               $    2,632,500
     4,120,000   BB/Ba3        Bowater, Inc., 6.5%, 6/15/13                                 3,841,900
       635,000   B/Caa1        Mercer International, Inc., 9.25%, 2/15/13                     539,750
                                                                                       --------------
                                                                                       $    7,014,150
                                                                                       --------------
                               Specialty Chemicals - 1.4%
     1,885,000   BBB-/Baa3     Basell Finance Co., 8.1%, 3/15/27 (144A)                $    1,828,450
     6,050,000   B-/Caa2       Crystal US Holdings, Inc., Floating Rate Note,
                                 10/1/14 (c)                                                4,235,000
     2,050,000   BB/Ba1        Ferro Corp., 7.125%, 4/1/28                                  2,083,690
     2,405,000   BB/Ba1        Ferro Corp., 7.625%, 5/1/13                                  2,466,765
EURO 2,510,000   CCC+/B3       Rhodia SA, 8.0%, 6/1/10                                      3,000,315
EURO   900,000   CCC+/Caa1     Rhodia SA, 9.25%, 6/1/11                                     1,070,404
                                                                                       --------------
                                                                                       $   14,684,624
                                                                                       --------------
                               Steel - 0.4%
     3,375,000   BB/Ba2        International Steel Group, 6.5%, 4/15/14                $    3,341,250
       715,000   BBB/Ba1       Ispat Inland ULC, Floating Rate Note, 4/1/10 (c)               752,538
                                                                                       --------------
                                                                                       $    4,093,788
                                                                                       --------------
                               Total Materials                                         $   75,238,907
                                                                                       --------------
                               Capital Goods - 3.6%
                               Aerospace & Defense - 0.0%
       400,000   BB+/Ba3       L-3 Communications Corp., 6.125%, 1/15/14               $      396,000
                                                                                       --------------
                               Building Products - 2.0%
     5,445,000   B-/B3         Builders Firstsource, Inc., Floating Rate Note,
                                 2/15/12 (c)                                           $    5,499,450
     3,020,000   BB-/B1        Caue Finance, Ltd., 8.875%, 8/1/15 (144A)                    3,193,650
     4,215,000   BB-/Ba3       Desarrolladora Homex SA, 7.5%, 9/28/15 (144A)                4,215,000
     2,895,000   B+/B2         Resolution Perform Production, 8.0%, 12/15/09                2,981,850
     4,650,000   B-/B3         U.S. Concrete, Inc., 8.375%, 4/1/14                          4,673,250
                                                                                       --------------
                                                                                       $   20,563,200
                                                                                       --------------
                               Construction & Farm Machinery & Heavy Trucks - 0.4%
     2,200,000   B-/B3         American Rock Salt Co., LLC, 9.5%, 3/15/14              $    2,238,500
     1,685,000   BB-/Ba3       Navistar International, 7.5%, 6/15/11                        1,701,850
                                                                                       --------------
                                                                                       $    3,940,350
                                                                                       --------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

                   S&P/
     Principal    Moody's
      Amount      Ratings
     (USD) ($)   (unaudited)                                                                    Value
                               Industrial Machinery - 0.4%
       551,000   B-/B3         Dresser-Rand Group, Inc., 7.375%,
                                 11/1/14 (144A)                                        $      571,663
     2,150,000   B/B2          Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                    2,238,688
     1,146,000   B/B3          JLG Industries, Inc., 8.375%, 6/15/12 (b)                    1,214,760
                                                                                       --------------
                                                                                       $    4,025,111
                                                                                       --------------
                               Trading Companies & Distributors - 0.8%
     8,750,000   BB+/Ba1       Noble Group, Ltd., 6.625%, 3/17/15 (144A)               $    8,077,598
                                                                                       --------------
                               Total Capital Goods                                     $   37,002,259
                                                                                       --------------
                               Commercial Services & Supplies - 1.8%
                               Diversified Commercial Services - 1.2%
     3,540,000   B+/Ba2        FTI Consulting, 7.625%, 6/15/13 (144A)                  $    3,610,800
     4,350,000   CCC+/Caa1     Park-Ohio Industries, Inc., 8.375%, 11/15/14                 3,773,625
     4,490,000   B+/Caa1       United Rentals NA, Inc., 7.75%, 11/15/13 (b)                 4,332,850
                                                                                       --------------
                                                                                       $   11,717,275
                                                                                       --------------
                               Environmental & Facilities Services - 0.6%
     2,900,000   B/B3          Clean Harbors, Inc., 11.25%, 7/15/12 (144A)             $    3,248,000
     3,780,000   B-/Caa1       Hydrochem Industrial Service, 9.25%,
                                 2/15/13 (144A)                                             3,520,125
                                                                                       --------------
                                                                                       $    6,768,125
                                                                                       --------------
                               Total Commercial Services & Supplies                    $   18,485,400
                                                                                       --------------
                               Transportation - 3.4%
                               Air Freight & Couriers - 0.1%
       500,000   BB-/B1        Petroleum Helicopters, 9.375%, 5/1/09                   $      531,250
                                                                                       --------------
                               Airlines - 0.3%
     1,500,000   CCC/Caa2      AMR Corp., 9.8%, 10/1/21 (b)                            $      877,500
     2,600,000   B/B3          Continental Air, Inc., 7.568%, 12/1/06                       2,413,627
                                                                                       --------------
                                                                                       $    3,291,127
                                                                                       --------------
                               Airport Services - 0.1%
       835,000   B-/Caa1       K&F Acquisition, Inc., 7.75%, 11/15/14                  $      843,350
                                                                                       --------------
                               Marine - 1.9%
NOK 61,180,000   NR/NR         Kvaerner AS, 0.0%, 10/30/11                             $    9,135,645
       150,000   B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                          154,688
     4,975,000   B/B2          Ship Finance International, Ltd., 8.5%, 12/15/13             4,844,406
     6,185,000   BB-/Ba3       Stena AB, 7.0%, 12/1/16                                      5,721,125
                                                                                       --------------
                                                                                       $   19,855,864
                                                                                       --------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              S&P/
  Principal  Moody's
   Amount    Ratings
  (USD) ($) (unaudited)                                                                         Value
                          Railroads - 0.5%
 3,100,000  CCC+/B3       Atlantic Express Transport, 12.0%, 4/15/08                   $    2,840,375
 1,900,000  B+/B2         TFM SA De CV, 9.375%, 5/1/12 (144A)                               2,052,000
                                                                                       --------------
                                                                                       $    4,892,375
                                                                                       --------------
                          Trucking - 0.5%
 4,960,000  B+/B1         Greenbrier Co., Inc., 8.375%, 5/15/15                        $    5,158,400
                                                                                       --------------
                          Total Transportation                                         $   34,572,366
                                                                                       --------------
                          Automobiles & Components - 1.8%
                          Auto Parts & Equipment - 0.9%
 2,025,000  B+/Ba3        Commercial Vehicle Group, 8.0%, 7/1/13                       $    2,035,125
 6,780,000  CCC-/Ca       Delphi Corp., 6.55%, 6/15/06 (b)                                  5,034,150
 1,680,000  B+/Ba2        Sun Sage BV, 8.25%, 3/26/09 (144A)                                1,791,300
                                                                                       --------------
                                                                                       $    8,860,575
                                                                                       --------------
                          Automobile Manufacturers - 0.5%
 5,230,000  BB+/Baa3      Ford Motor Credit Co., 5.7%, 1/15/10                         $    4,750,990
                                                                                       --------------
                          Tires & Rubber - 0.4%
 4,475,000  B-/B3         Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)                  $    4,407,875
                                                                                       --------------
                          Total Automobiles & Components                               $   18,019,440
                                                                                       --------------
                          Consumer Durables & Apparel - 1.2%
                          Footwear - 0.3%
 2,745,000  BB-/B1        Brown Shoe Company, Inc. 8.75%, 5/1/12                       $    2,895,975
                                                                                       --------------
                          Homebuilding - 0.9%
 3,179,000  BB-/Ba3       Meritage Homes Corp., 6.25%, 3/15/15                         $    2,908,785
 3,785,000  B+/Ba3        WCI Communities, Inc., 6.625%, 3/15/15                            3,425,425
 2,530,000  B+/Ba3        WCI Communities, Inc., 7.875%, 10/1/13                            2,498,375
                                                                                       --------------
                                                                                       $    8,832,585
                                                                                       --------------
                          Total Consumer Durables & Apparel                            $   11,728,560
                                                                                       --------------
                          Consumer Services - 0.2%
                          Hotels, Resorts & Cruise Lines - 0.2%
   500,000  CCC+/B2       Meristar Hospitality Operations Finance Corp.,
                            9.0%, 1/15/08                                              $      520,625
 2,000,000  B-/Caa1       Trump Entertainment Resorts, 8.5%, 6/1/15                         1,930,000
                                                                                       --------------
                          Total Consumer Services                                      $    2,450,625
                                                                                       --------------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

                   S&P/
     Principal    Moody's
      Amount      Ratings
     (USD) ($)   (unaudited)                                                                    Value
                               Media - 1.5%
                               Broadcasting & Cable Television - 1.0%
     3,282,000   BB-/B2        Innova S De R.L., 9.375%, 9/19/13                       $    3,725,070
     3,435,000   B-/B2         Kabel Deutschland GMBH, 10.625%, 7/1/14                      3,795,675
EURO 1,790,000   B-/B3         NTL Cable Plc, 8.75%, 4/15/14                           $    2,252,564
                                                                                       --------------
                                                                                       $    9,773,309
                                                                                       --------------
                               Movies & Entertainment - 0.5%
     5,700,000   B+/Ba2        Corp Interamer De Entret 8.875%,
                                 6/14/15 (144A)                                        $    5,600,250
                                                                                       --------------
                               Total Media                                             $   15,373,559
                                                                                       --------------
                               Retailing - 0.9%
                               Automotive Retail - 0.0%
       504,000   B-/B3         Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                 $      468,720
                                                                                       --------------
                               Computer & Electronics Retail - 0.2%
     1,640,000   B+/Ba3        GSC Holdings Corp., 8.0%, 10/1/12 (144A)                $    1,631,800
                                                                                       --------------
                               Distributors - 0.4%
EURO 3,450,000   B-/B2         Central Eur Distribution Corp. 8.0%,
                                 7/25/12 (144A)                                        $    4,434,788
                                                                                       --------------
                               Specialty Stores - 0.3%
     1,445,000   B-/B3         Toys "R" Us, 7.375%, 10/15/18                           $    1,156,000
     1,750,000   B-/B3         Toys "R" Us, 7.875%, 4/15/13 (b)                             1,561,875
                                                                                       --------------
                                                                                       $    2,717,875
                                                                                       --------------
                               Total Retailing                                         $    9,253,183
                                                                                       --------------
                               Food & Drug Retailing - 0.3%
                               Drug Retail - 0.3%
     2,575,000   CCC+/Caa3     Duane Reade, Inc., 9.75%, 8/1/11 (b)                    $    1,931,250
     1,670,000   CCC+/Caa1     Duane Reade, Inc., Floating Rate Note,
                                 12/15/10 (c)                                               1,594,850
                                                                                       --------------
                               Total Food & Drug Retailing                             $    3,526,100
                                                                                       --------------
                               Food, Beverage & Tobacco - 0.7%
                               Brewers - 0.6%
     3,114,000   B-/B3         Argentine Beverages, 7.375%, 3/22/12 (144A)             $    3,215,205
     2,530,000   BBB-/Baa3     Cia Brasileira de Bebida, 8.75%, 9/15/13                     3,004,375
                                                                                       --------------
                                                                                       $    6,219,580
                                                                                       --------------
                               Soft Drinks - 0.1%
       535,000   BBB-/Baa3     Cia Brasileira de Bebida, 10.5%, 12/15/11               $      667,413
                                                                                       --------------
                               Total Food, Beverage & Tobacco                          $    6,886,993
                                                                                       --------------

20   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
    Principal     Moody's
     Amount       Ratings
    (USD) ($)   (unaudited)                                                                     Value
                              Health Care Equipment & Services - 0.9%
                              Health Care Distributors - 0.3%
    3,025,000   BB+/Ba2       Omnicare, Inc., 6.125%, 6/1/13                           $    2,964,500
                                                                                       --------------
                              Health Care Facilities - 0.2%
    1,950,000   BB-/B1        Stewart Enterprises, 6.25%, 2/15/13 (144A)               $    1,852,500
                                                                                       --------------
                              Health Care Services - 0.4%
    3,615,000   CCC+/Caa1     Rural/Metro Corp., 9.875%, 3/15/15 (144A)                $    3,849,975
                                                                                       --------------
                              Health Care Supplies - 0.0%
      535,000   CCC+/Caa3     Inverness Medical Innovation, 8.75%, 2/15/12             $      543,025
                                                                                       --------------
                              Total Health Care Equipment & Services                   $    9,210,000
                                                                                       --------------
                              Pharmaceuticals & Biotechnology - 0.7%
                              Pharmaceuticals - 0.7%
    3,500,000   BB/Ba1        Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                $    3,613,750
    3,430,000   CCC+/Caa1     Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                   3,292,800
                                                                                       --------------
                              Total Pharmaceuticals & Biotechnology                    $    6,906,550
                                                                                       --------------
                              Banks - 1.0%
                              Diversified Banks - 1.0%
    3,525,000   B+/Ba1        ATF Bank JSC, 9.25%, 4/12/12 (144A)                      $    3,778,800
DKK     2,820   AA/Aa2        Nykredit, 6.0%, 10/1/29                                             475
DKK   135,982   AA/Aa2        Nykredit, 7.0%, 10/1/32                                          23,456
    2,000,000   B+/Ba2        Russian Stand Bank, 7.5%, 10/7/10 (144A)                      2,008,040
      210,000   BBB+/A1       Skandinaviska Enskilda Bank, 8.125%,
                                9/6/49 (144A)                                                 216,318
    3,470,000   BB-/Baa2      Turanalem Finance BV, 8.5%, 2/10/15 (144A)                    3,673,863
                                                                                       --------------
                                                                                       $    9,700,952
                                                                                       --------------
                              Total Banks                                              $    9,700,952
                                                                                       --------------
                              Diversified Financials - 3.3%
                              Consumer Finance - 0.4%
    4,559,000   BBB+/A1       SLM Corp., Floating Rate Note, 7/25/14 (c)               $    4,451,499
                                                                                       --------------
                              Investment Banking & Brokerage - 1.2%
    1,775,000   B+/B1         E*Trade Financial Corp., 7.375%, 9/15/13 (144A)          $    1,792,750
    4,575,000   B+/B1         E*Trade Financial Corp., 8.0%, 6/15/11                        4,723,688
    3,849,000   B/B3          Refco Finance Holdings, 9.0%, 8/1/12                          4,185,788
    1,000,000   B/NR          Sistema Finance SA, 10.25%, 4/14/08                           1,087,000
                                                                                       --------------
                                                                                       $   11,789,226
                                                                                       --------------

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

              S&P/
 Principal   Moody's
   Amount    Ratings
 (USD) ($)  (unaudited)                                                                         Value
                          Diversified Financial Services - 1.6%
 3,800,000  BB/Ba2        Bombardier Capital, Inc., 7.09%, 3/30/07                     $    3,828,500
 3,350,000  B/B3          Dollar Financial Group, 9.75%, 11/15/11                           3,484,000
 6,925,000  BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14 (144A)                        6,560,149
 2,865,000  B-/B3         Harvest Operations Corp., 7.875%, 10/15/11                        2,829,188
                                                                                       --------------
                                                                                       $   16,701,837
                                                                                       --------------
                          Specialized Finance - 0.1%
   795,000  B/B3          Digicel, Ltd., 9.25%, 9/1/12 (144A)                          $      822,825
                                                                                       --------------
                          Total Diversified Financials                                 $   33,765,387
                                                                                       --------------
                          Insurance - 3.6%
                          Life & Health Insurance - 1.1%
 7,600,000  B-/B2         Presidential Life Corp., 7.875%, 2/15/09                     $    7,562,000
 3,125,000  BB+/Ba1       Provident Co., Inc., 7.0%, 7/15/18                                3,096,497
                                                                                       --------------
                                                                                       $   10,658,497
                                                                                       --------------
                          Multi-Line Insurance - 0.5%
 4,536,000  BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25                  $    4,854,536
                                                                                       --------------
                          Property & Casualty Insurance - 0.9%
 4,400,000  BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                         $    4,555,971
 5,150,000  BB+/Baa3      Ohio Casualty Corp., 7.3%, 6/15/14                                5,550,788
                                                                                       --------------
                                                                                       $   10,106,759
                                                                                       --------------
                          Reinsurance - 1.1%
 3,330,000  BBB-/Baa3     Odyssey Re Holdings, 7.65%, 11/1/13                          $    3,497,046
 7,625,000  BBB/Baa2      Platinum Underwriters Financial, 7.5%,
                            6/1/17 (144A)                                                   7,606,227
                                                                                       --------------
                                                                                       $   11,103,273
                                                                                       --------------
                          Total Insurance                                              $   36,723,065
                                                                                       --------------
                          Real Estate - 2.1%
                          Real Estate Management & Development - 0.2%
 1,790,000  BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15                      $    1,897,400
                                                                                       --------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                   S&P/
     Principal    Moody's
      Amount      Ratings
     (USD) ($)   (unaudited)                                                                    Value
                               Real Estate Investment Trusts - 1.9%
     2,310,000   B+/B2         BF Saul Real Estate Investment Trust,
                                 7.5%, 3/1/14                                          $    2,367,750
     1,000,000   B/B1          Crescent Real Estate, 7.5%, 9/15/07                          1,027,500
       690,000   B+/B1         Crescent Real Estate, 9.25%, 4/15/09                           733,988
     5,733,000   B+/Ba3        Host Marriott LP, 6.375%, 3/15/15                            5,561,010
     4,600,000   B+/B1         Trustreet Properties Inc., 7.5%, 4/1/15                      4,703,500
     1,790,000   B+/B1         Trustreet Properties Inc., 7.5%, 4/1/15 (144A)               1,830,275
     2,835,000   BB/Ba3        Ventas Realty LP/Capital Corp., 7.125%,
                                 6/1/15 (144A)                                              2,934,225
                                                                                       --------------
                                                                                       $   19,158,248
                                                                                       --------------
                               Total Real Estate                                       $   21,055,648
                                                                                       --------------
                               Software & Services - 0.6%
                               Application Software - 0.2%
EURO 1,500,000   B-/B3         Riverdeep Group, Ltd, 9.25%, 4/15/11 (144A)             $    2,018,270
                                                                                       --------------
                               Internet Software & Services - 0.4%
     3,800,000   BB/Ba2        Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                $    3,750,444
                                                                                       --------------
                               Total Software & Services                               $    5,768,714
                                                                                       --------------
                               Technology Hardware & Equipment - 0.8%
                               Communications Equipment - 0.2%
     2,500,000   BBB-/Baa3     Corning, Inc., 5.9%, 3/15/14                            $    2,536,388
                                                                                       --------------
                               Electronic Equipment & Instruments - 0.0%
       400,000   B/B2          General Cable Corp., 9.5%, 11/15/10                     $      421,000
                                                                                       --------------
                               Electronic Manufacturing Services - 0.2%
     1,940,000   B/B1          Sanmina-Sci Corp., 6.75%, 3/1/13 (b)                    $    1,843,000
                                                                                       --------------
                               Technology Distributors - 0.4%
     4,084,000   BB+/Ba1       Anixter International Corp., 5.95%, 3/1/15              $    3,964,294
                                                                                       --------------
                               Total Technology Hardware & Equipment                   $    8,764,682
                                                                                       --------------
                               Semiconductors - 0.3%
                               Semiconductors - 0.3%
     2,920,000   BBB-/Baa3     Chartered Semiconductor, 6.375%, 8/3/15                 $    2,852,539
                                                                                       --------------
                               Total Semiconductors                                    $    2,852,539
                                                                                       --------------
                               Telecommunication Services - 2.2%
                               Integrated Telecommunication Services - 0.7%
     4,200,000   B+/B2         GCI, Inc., 7.25%, 2/15/14                               $    4,063,500
     4,810,000   B/B3          Zeus Special Sub, Ltd., Floating Rate Note,
                                 2/1/15 (144A) (c)                                          3,174,600
                                                                                       --------------
                                                                                       $    7,238,100
                                                                                       --------------

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

                  S&P/
    Principal    Moody's
     Amount      Ratings
    (USD) ($)   (unaudited)                                                                     Value
                              Wireless Telecommunication Services - 1.5%
    2,200,000   BB-/Ba3       Mobile Telesystems Finance, 8.375%,
                                10/14/10 (144A)                                        $    2,367,750
    1,270,000   BB-/Ba3       Mobile Telesystems Finance, 9.75%,
                                1/30/08 (144A)                                              1,371,600
CAD 3,050,000   BB/Ba3        Rogers Cantel, Inc., 10.5%, 6/1/06                            2,763,299
CAD 5,750,000   BB/Ba3        Rogers Wireless, Inc., 7.625%, 12/15/11                       5,296,118
    2,925,000   NR/Baa3       Tele Norte Leste Participacoes, 8.0%, 12/18/13                3,085,875
                                                                                       --------------
                                                                                       $   14,884,642
                                                                                       --------------
                              Total Telecommunication Services                         $   22,122,742
                                                                                       --------------
                              Utilities - 1.6%
                              Electric Utilities - 1.3%
    4,692,189   NR/NR         Juniper Generation, 6.79%, 12/31/14 (144A)               $    4,592,292
    3,775,000   BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                                3/30/21 (144A)                                              3,745,857
    3,250,000   BB-/Ba3       MSW Energy Holdings, 7.375%, 9/1/10                           3,371,875
    1,380,000   B+/B1         Tenaska Alabama II Partners LP, 7.0%,
                                6/30/21 (144A)                                              1,397,268
                                                                                       --------------
                                                                                       $   13,107,292
                                                                                       --------------
                              Multi-Utilities - 0.3%
    2,875,000   B+/B1         Reliant Energy Inc. 6.75%, 12/15/14                      $    2,824,682
                                                                                       --------------
                              Total Utilities                                          $   15,931,974
                                                                                       --------------
                              TOTAL CORPORATE BONDS
                              (Cost $451,937,082)                                      $  459,656,614
                                                                                       --------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Principal
  Amount
 (USD) ($)                                                                                    Value
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.5%
              Government - 37.5%
  198,576     Federal Home Loan Mortgage Corp., 4.5%, 8/1/18                         $      194,795
  191,273     Federal Home Loan Mortgage Corp., 4.5%, 11/1/18                               187,631
9,238,389     Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                              9,049,741
9,715,002     Federal Home Loan Mortgage Corp., 4.5%, 5/1/20                              9,516,622
  596,095     Federal Home Loan Mortgage Corp., 4.5%, 7/1/20                                583,922
4,992,502     Federal Home Loan Mortgage Corp., 4.5%, 4/1/35                              4,750,366
1,119,985     Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                              1,097,759
  701,588     Federal Home Loan Mortgage Corp., 5.0%, 11/1/34                               687,665
2,560,059     Federal Home Loan Mortgage Corp., 5.0%, 7/1/35                              2,506,139
  275,177     Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                               279,377
  279,193     Federal Home Loan Mortgage Corp., 5.5%, 4/1/33                                279,540
  475,220     Federal Home Loan Mortgage Corp., 5.5%, 5/1/33                                475,716
9,658,038     Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                             9,669,705
1,014,306     Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                              1,014,900
4,672,331     Federal Home Loan Mortgage Corp., 5.5%, 6/1/35                              4,674,667
2,852,719     Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                              2,932,102
  553,213     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                                562,949
  113,978     Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                                115,986
  490,244     Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                                498,861
  566,992     Federal Home Loan Mortgage Corp., 6.0%, 9/1/33                                576,945
4,442,263     Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                              4,520,305
2,189,365     Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                              2,227,830
4,500,000     Federal Home Loan Mortgage Corp., 6.0%, 4/1/35                              4,579,034
4,060,346     Federal Home Loan Mortgage Corp., 6.0%, 6/1/35                              4,131,658
   25,150     Federal Home Loan Mortgage Corp., 6.5%, 9/1/32                                 25,888
1,232,921     Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                             1,274,349
2,330,514     Federal National Mortgage Association, 4.5%, 5/1/20                         2,282,925
2,436,737     Federal National Mortgage Association, 4.5%, 3/1/35                         2,323,429
3,315,804     Federal National Mortgage Association, 5.0%, 2/1/20                         3,308,195
4,414,715     Federal National Mortgage Association, 5.0%, 12/1/34                        4,327,105
1,535,654     Federal National Mortgage Association, 5.5%, 12/1/17                        1,559,184
2,359,494     Federal National Mortgage Association, 5.5%, 3/1/18                         2,394,582
  932,441     Federal National Mortgage Association, 5.5%, 12/1/18                          946,308
1,277,668     Federal National Mortgage Association, 5.5%, 4/1/19                         1,296,907
6,097,995     Federal National Mortgage Association, 5.5%, 2/1/23                         6,137,382
7,534,130     Federal National Mortgage Association, 5.5%, 3/1/25                         7,577,866
  145,584     Federal National Mortgage Association, 5.5%, 2/1/33                           145,525
  436,559     Federal National Mortgage Association, 5.5%, 5/1/33                           436,762
  279,357     Federal National Mortgage Association, 5.5%, 6/1/33                           279,486

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------


     Principal
      Amount
     (USD) ($)        U.S. Government Agency Obligations - (continued)                        Value
       630,114        Federal National Mortgage Association, 5.5%, 7/1/33            $      630,406
     1,903,215        Federal National Mortgage Association, 5.5%, 4/1/34                 1,904,098
     1,557,315        Federal National Mortgage Association, 6.0%, 6/1/16                 1,602,193
       843,899        Federal National Mortgage Association, 6.0%, 7/1/17                   868,205
        21,793        Federal National Mortgage Association, 6.0%, 2/1/32                    22,173
        40,084        Federal National Mortgage Association, 6.0%, 10/1/32                   40,765
       243,929        Federal National Mortgage Association, 6.0%, 11/1/32                  248,070
     1,461,493        Federal National Mortgage Association, 6.0%, 12/1/32                1,486,300
       149,588        Federal National Mortgage Association, 6.0%, 1/1/33                   152,128
        85,854        Federal National Mortgage Association, 6.0%, 2/1/33                    87,311
       124,699        Federal National Mortgage Association, 6.0%, 3/1/33                   126,815
       731,324        Federal National Mortgage Association, 6.0%, 5/1/33                   743,666
       363,381        Federal National Mortgage Association, 6.0%, 11/1/33                  369,514
       947,899        Federal National Mortgage Association, 6.0%, 12/1/33                  963,896
     1,060,470        Federal National Mortgage Association, 6.0%, 12/1/33                1,078,367
AUD 10,500,000        Federal National Mortgage Association, 6.375%, 8/15/07              8,090,597
     1,285,294        Federal National Mortgage Association, 6.5%, 12/1/21                1,332,665
         2,126        Federal National Mortgage Association, 6.5%, 4/1/29                     2,195
        32,874        Federal National Mortgage Association, 6.5%, 5/1/31                    33,890
         2,306        Federal National Mortgage Association, 6.5%, 6/1/31                     2,378
         7,305        Federal National Mortgage Association, 6.5%, 7/1/31                     7,536
        11,940        Federal National Mortgage Association, 6.5%, 2/1/32                    12,203
        22,544        Federal National Mortgage Association, 6.5%, 3/1/32                    23,228
        36,250        Federal National Mortgage Association, 6.5%, 8/1/32                    37,370
     1,845,611        Federal National Mortgage Association, 6.5%, 9/1/32                 1,901,653
        57,505        Federal National Mortgage Association, 6.5%, 10/1/32                   59,251
        44,464        Federal National Mortgage Association, 6.5%, 11/1/32                   45,815
         9,940        Federal National Mortgage Association, 7.0%, 5/1/28                    10,421
         2,715        Federal National Mortgage Association, 7.0%, 2/1/29                     2,846
         3,566        Federal National Mortgage Association, 7.0%, 12/1/30                    3,733
        16,186        Federal National Mortgage Association, 7.0%, 7/1/31                    16,943
         4,726        Federal National Mortgage Association, 7.5%, 1/1/28                     5,015
     1,846,793        Government National Mortgage Association, 4.5%, 9/15/33             1,778,351
        53,358        Government National Mortgage Association, 4.5%, 11/15/33               51,381
       286,288        Government National Mortgage Association, 4.5%, 12/15/34              275,589
       889,524        Government National Mortgage Association, 4.5%, 3/15/35               856,302
     4,089,984        Government National Mortgage Association, 4.5%, 3/20/35             3,916,777
     2,585,783        Government National Mortgage Assoication, 4.5%, 4/15/35             2,489,206
       603,675        Government National Mortgage Association, 5.0%, 11/15/16              607,810
     2,283,442        Government National Mortgage Association, 5.0%, 10/15/18            2,296,191
     3,733,622        Government National Mortgage Association, 5.0%, 9/15/33             3,700,557

26   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


 Principal
  Amount
 (USD) ($)    U.S. Government Agency Obligations - (continued)                                Value
   58,082     Government National Mortgage Association, 5.0%, 5/15/34                $       57,513
  918,317     Government National Mortgage Association, 5.0%, 2/15/35                       909,272
2,894,036     Government National Mortgage Association, 5.0%, 3/15/35                     2,865,533
4,478,450     Government National Mortgage Association, 5.0%, 5/15/35                     4,434,343
3,584,223     Government National Mortgage Association, 5.0%, 6/15/35                     3,548,922
  176,087     Government National Mortgage Association, 5.5%, 3/15/17                       180,141
   43,945     Government National Mortgage Association, 5.5%, 12/15/18                       44,950
  528,275     Government National Mortgage Association, 5.5%, 8/15/19                       540,250
5,580,985     Government National Mortgage Association, 5.5%, 9/15/19                     5,707,489
2,788,391     Government National Mortgage Association, 5.5%, 10/15/19                    2,851,596
  949,548     Government National Mortgage Association, 5.5%, 7/15/33                       959,175
2,191,421     Government National Mortgage Association, 5.5%, 1/15/34                     2,212,850
2,264,508     Government National Mortgage Association, 5.5%, 4/15/34                     2,286,652
2,908,071     Government National Mortgage Association, 5.5%, 4/20/34                     2,931,071
2,195,308     Government National Mortgage Association, 5.5%, 7/15/34                     2,216,776
5,324,245     Government National Mortgage Association, 5.5%, 10/15/34                    5,376,311
1,384,263     Government National Mortgage Association, 5.5%, 1/15/35                     1,397,882
4,400,487     Government National Mortgage Association, 5.5%, 2/15/35                     4,443,779
7,590,435     Government National Mortgage Association, 5.5%, 6/15/35                     7,665,109
   83,151     Government National Mortgage Association, 6.0%, 1/15/11                        85,113
  129,922     Government National Mortgage Association, 6.0%, 4/15/13                       134,504
   16,263     Government National Mortgage Association, 6.0%, 6/15/13                        16,836
  381,358     Government National Mortgage Association, 6.0%, 12/15/13                      394,808
  891,016     Government National Mortgage Association, 6.0%, 1/15/14                       922,696
  570,695     Government National Mortgage Association, 6.0%, 4/15/14                       590,986
   24,904     Government National Mortgage Association, 6.0%, 7/15/14                        25,790
   25,253     Government National Mortgage Association, 6.0%, 5/15/16                        26,136
    4,935     Government National Mortgage Association, 6.0%, 8/15/16                         5,107
  294,039     Government National Mortgage Association, 6.0%, 11/15/16                      304,324
1,173,176     Government National Mortgage Association, 6.0%, 1/15/17                     1,213,990
   27,718     Government National Mortgage Association, 6.0%, 3/15/17                        28,682
2,750,227     Government National Mortgage Association, 6.0%, 6/15/17                     2,845,907
2,079,336     Government National Mortgage Association, 6.0%, 7/15/17                     2,151,677
   92,405     Government National Mortgage Association, 6.0%, 2/15/18                        95,611
  113,776     Government National Mortgage Association, 6.0%, 11/15/18                      117,723
  832,750     Government National Mortgage Association, 6.0%, 9/15/19                       861,616
1,416,105     Government National Mortgage Association, 6.0%, 8/15/32                     1,451,577
1,270,023     Government National Mortgage Association, 6.0%, 1/15/33                     1,301,113
1,720,267     Government National Mortgage Association, 6.0%, 2/15/33                     1,762,380
1,151,734     Government National Mortgage Association, 6.0%, 3/15/33                     1,179,928
5,550,990     Government National Mortgage Association, 6.0%, 5/15/33                     5,686,879

  The accompanying notes are an integral part of these financial statements.  27

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

  Principal
   Amount
  (USD) ($)     U.S. Government Agency Obligations - (continued)                              Value
  1,560,756     Government National Mortgage Association, 6.0%, 6/15/33              $    1,598,964
    807,655     Government National Mortgage Association, 6.0%, 6/18/33                     827,426
  2,278,253     Government National Mortgage Association, 6.0%, 7/15/33                   2,334,025
  1,381,874     Government National Mortgage Association, 6.0%, 9/15/33                   1,415,703
  1,914,946     Government National Mortgage Association, 6.0%, 10/15/33                  1,961,824
  1,883,003     Government National Mortgage Association, 6.0%, 11/15/33                  1,929,099
    629,790     Government National Mortgage Association, 6.0%, 1/15/34                     645,232
  3,604,167     Government National Mortgage Association, 6.0%, 8/15/34                   3,695,290
  7,013,476     Government National Mortgage Association, 6.0%, 5/15/35                   7,186,435
      2,227     Government National Mortgage Association, 6.5%, 1/2/28                        2,311
     23,760     Government National Mortgage Association, 6.5%, 1/15/29                      24,762
     15,435     Government National Mortgage Association, 6.5%, 5/15/29                      16,094
    103,426     Government National Mortgage Association, 6.5%, 10/15/31                    107,643
    270,650     Government National Mortgage Association, 6.5%, 11/15/31                    281,686
     48,246     Government National Mortgage Association, 6.5%, 2/15/32                      50,198
     27,703     Government National Mortgage Association, 6.5%, 3/15/32                      28,824
    210,294     Government National Mortgage Association, 6.5%, 5/15/32                     218,805
     40,180     Government National Mortgage Association, 6.5%, 6/15/32                      41,807
    150,208     Government National Mortgage Association, 6.5%, 7/15/32                     156,287
    250,907     Government National Mortgage Association, 6.5%, 8/15/32                     261,062
    774,843     Government National Mortgage Association, 6.5%, 9/15/32                     806,202
     57,549     Government National Mortgage Association, 6.5%, 10/15/32                     59,878
    681,755     Government National Mortgage Association, 6.5%, 11/15/32                    709,518
     36,393     Government National Mortgage Association, 6.5%, 1/15/33                      37,868
    735,826     Government National Mortgage Association, 6.5%, 5/15/33                     765,642
      4,829     Government National Mortgage Association, 7.0%, 5/15/29                       5,080
      3,839     Government National Mortgage Association, 7.0%, 6/15/29                       4,039
     16,250     Government National Mortgage Association, 7.0%, 8/15/29                      17,098
     13,924     Government National Mortgage Association, 7.0%, 6/15/31                      14,645
      1,327     Government National Mortgage Association, 7.5%, 8/15/29                       1,410
      3,967     Government National Mortgage Association, 8.0%, 12/15/29                      4,249
      3,188     Government National Mortgage Association I, 6.5%, 12/15/31                    3,318
     17,550     Government National Mortgage Association I, 7.0%, 5/15/31                    18,458
  7,673,492     Government National Mortgage Association II, 4.5%, 12/20/34               7,348,374
  3,820,875     Government National Mortgage Association II, 4.5%, 1/20/35                3,659,065
  1,327,786     Government National Mortgage Association II, 5.5%, 3/20/34                1,338,288
    699,189     Government National Mortgage Association II, 6.0%, 5/20/32                  714,136
  1,261,442     Government National Mortgage Association II, 6.0%, 10/20/33               1,292,717

28   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
   Amount
  (USD) ($)     U.S. Government Agency Obligations - (continued)                              Value
 4,378,018      Government National Mortgage Association II, 6.0%, 11/20/33          $    4,471,532
    32,176      Government National Mortgage Association II, 7.0%, 1/20/29                   33,695
 3,700,000      U.S. Treasury Bonds, 4.0%, 2/15/14                                        3,616,173
 7,830,000      U.S. Treasury Bonds, 5.25%, 11/15/28                                      8,529,196
 4,810,000      U.S. Treasury Bonds, 6.25%, 8/15/23                                       5,751,519
 6,235,000      U.S. Treasury Inflation Protected Security, 3.0%, 7/15/12                 7,367,974
 6,985,000      U.S. Treasury Inflation Protected Security, 3.375%, 1/15/12               8,472,987
36,390,000      U.S. Treasury Inflation Protected Security, 3.5%, 1/15/11                44,788,412
10,600,000      U.S. Treasury Notes, 4.0%, 2/15/15                                       10,318,443
 5,100,000      U.S. Treasury Notes, 4.125%, 5/15/15                                      5,012,142
 4,225,000      U.S. Treasury Notes, 4.25%, 11/15/14                                      4,194,800
 9,330,000      U.S. Treasury Notes, 4.875%, 2/15/12                                      9,644,524
 3,300,000      U.S. Treasury Notes, 5.25%, 2/15/29                                       3,597,386
 3,150,000      U.S. Treasury Notes, 5.375%, 2/15/31                                      3,528,983
15,975,000      U.S. Treasury Strip, 0.0%, 2/15/11                                       12,780,954
                                                                                     --------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $382,378,225)                                                  $  380,839,097
                                                                                     --------------

  The accompanying notes are an integral part of these financial statements.  29

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05
--------------------------------------------------------------------------------

                           S&P/
          Principal       Moody's
           Amount         Ratings
          (USD) ($)      (unaudited)                                                          Value
                                       FOREIGN GOVERNMENT BONDS - 7.2%
ITL  7,120,000,000       B+/B1         Banco Nac De Desen Econo 8.0% 4/28/10         $    4,836,026
         2,000,000       BB-/B1        Federal Republic of Brazil, 7.875%, 3/7/15         2,075,000
         1,050,000       B+/B1         Federal Republic of Brazil, 10.25%, 6/17/13        1,249,500
CAD      1,444,000       AAA/Aaa       Government of Canada, 4.25%, 9/1/08                1,271,272
CAD      5,400,000       AAA/Aaa       Government of Canada, 4.25%, 9/1/09                4,770,705
CAD      5,140,000       AAA/Aaa       Government of Canada, 5.25%, 6/1/12                4,804,575
EURO     3,847,000       AAA/Aaa       Government of France, 3.0%, 7/25/09                5,628,695
SEK     51,840,000       AAA/Aaa       Government of Sweden, 5.25%, 3/15/11               7,503,844
SEK     28,645,000       AAA/Aaa       Government of Sweden, 5.5%, 10/8/12                4,292,578
SEK     23,365,000       AAA/Aaa       Government of Sweden, 8.0%, 8/15/07                3,327,273
NOK     24,450,000       AAA/Aaa       Norwegian Government, 5.5%, 5/15/09                4,033,785
NOK     61,143,000       AAA/Aaa       Norwegian Government, 6.75%, 1/15/07               9,815,491
AUD      5,344,000       AA/Aa2        Ontario Province, 5.5%, 4/23/13                    4,005,499
AUD      6,780,000       AAA/Aaa       Queensland Treasury, 6.0%, 8/14/13                 5,334,372
           500,000       BB+/Ba2       Republic of Colombia, 8.125%, 5/21/24                536,250
EURO     7,228,527       BB/Ba2        Republic of Colombia, 9.75%, 4/9/11                8,258,592
DEM      1,320,000       BBB/Baa2      United Mexican States, 8.25%, 2/24/09                946,146
                                                                                     --------------
                                       TOTAL FOREIGN GOVERNMENT BONDS
                                       Cost ($65,378,658)                            $   72,689,603
                                                                                     --------------
                                       SUPRANATIONAL BONDS - 0.1%
                                       Banks - 0.1%
                                       Diversified Banks - 0.1%
AUD      1,000,000       AAA/Aaa       Council of Europe, 5.5%, 1/18/12              $      755,987
                                                                                     --------------
                                       Total Banks                                   $      755,987
                                                                                     --------------
                                       TOTAL SUPRANATIONAL BONDS
                                       (Cost $663,802)                               $      755,987
                                                                                     --------------
                                       MUNICIPAL BONDS - 1.0%
                                       Government - 0.4%
           745,000       B/Caa2        New Jersey Economic Development Authority,
                                         6.25%, 9/15/29                              $      603,525
         2,450,000       B/Caa2        New Jersey Economic Development Authority,
                                         7.0%, 11/15/30                                   2,127,164
         2,450,000       NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15*          1,280,125
                                                                                     --------------
                                       Total Government                              $    4,010,814
                                                                                     --------------

30    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/
Principal     Moody's
 Amount       Ratings
(USD) ($)    (unaudited)                                                                      Value
                           Tobacco - 0.6%
1,575,000    BBB/Baa3      Golden State Tobacco Securitization,
                             6.75%, 6/1/39                                           $    1,813,597
2,800,000                  Tobacco Settlement Authority Washington,
                             6.625%, 6/1/32                                               3,124,409
1,075,000    BBB/Baa3      Tobacco Settlement Financing Corp.,
                             7.0%, 6/1/41                                                 1,282,980
                                                                                     --------------
                           Total Tobacco                                             $    6,220,986
                                                                                     --------------
                           TOTAL MUNICIPAL BONDS
                           (Cost $9,365,329)                                         $   10,231,800
                                                                                     --------------
                           TEMPORARY CASH INVESTMENTS - 2.4%
                           Repurchase Agreement - 0.8%
8,000,000                  UBS Warburg, Inc., 3.25%, dated 9/30/05,
                           repurchase price of $8,000,000 plus
                           accrued interest on 10/03/05, collateralized
                           by $8,221,000 U.S. Treasury Note,
                           3.375%, 2/28/07                                           $    8,000,000
                                                                                     --------------

   Shares
                           Security Lending Collateral - 1.6%
15,560,324                 Security Lending Investment Fund, 3.76%                   $   15,560,324
                                                                                     --------------
                           TOTAL TEMPORARY CASH INVESTMENTS
                           (Cost $23,560,324)                                        $   23,560,324
                                                                                     --------------
                           TOTAL INVESTMENTS IN SECURITIES - 96.9%
                           (Cost $968,996,213)                                       $  983,586,526
                                                                                     --------------
                           OTHER ASSETS & LIABILITIES - 3.1%                         $   31,139,690
                                                                                     --------------
                           TOTAL NET ASSETS - 100.0%                                 $1,014,726,216
                                                                                     ==============

*    Non-income producing security.

N/R  Not rated by either S&P or Moody's

TSY  Treasury Security

144A Security is exempt from registration under Rule 144A of the Securities
     Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005, the value of these securities amounted to $207,573,108 or 20.5% of total net assets.

  The accompanying notes are an integral part of these financial statements.  31

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05                                      (continued)
--------------------------------------------------------------------------------

(a) At September 30, 2005, the net unrealized gain on investments, based on cost for federal income tax purposes of $969,057,175 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                                  $27,463,991
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                                  (12,934,640)
                                                                                       -----------
     Net unrealized gain                                                               $14,529,351
                                                                                       ===========

(b)  At September 30, 2005, the following securities were out on loan:

     Principal Amount    Description                                                   Market Value
     $     322,250    AMR Corp., 9.8%, 10/1/21                                         $   190,128
         6,438,750    Delphi Corp., 6.55%, 6/15/06                                       4,764,675
         2,071,750    Duane Reade, Inc., 9.75%, 8/1/11                                   1,553,813
         1,000,000    JLG Industries, Inc., 8.375%, 6/15/12                              1,060,000
            70,000    Northwest Airlines, Inc., 9.875%, 3/15/07+                            20,471
           160,000    Northwest Airlines, Inc., 10.0%, 2/1/09+                              48,756
         1,842,250    Sanmina-Sci Corp., 6.75%, 3/1/13                                   1,750,138
         1,661,750    Toys "R" Us, 7.875%, 4/15/13                                       1,478,958
         4,265,250    United Rentals NA, Inc., 7.75%, 11/15/13                           4,137,293
                                                                                       -----------
                      Total                                                            $15,004,230
                                                                                       ===========

+ Pending sales for Northwest Airlines, Inc., 9.875%, 3/15/07 and Northwest Airlines, Inc., 10.0%, 2/1/09, as of September 30, 2005.

(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2005 were:

                                                                     Purchases              Sales
     Long-Term U.S. Government                                       $348,121,887      $ 79,458,515
     Other Long-term Securities                                      $406,500,198      $280,270,333

     Note:     Principal amounts are denominated in U.S. dollars unless otherwise denoted.
     AUD       Australian Dollar.
     CAD       Canadian Dollar.
     DEM       Deutsche Marks.
     DKK       Danish Kroner.
     EURO      Euro Dollar.
     ITL       Italian Lira.
     NOK       Norwegian Kroner.
     NZD       New Zealand Dollar.

32   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned of
    $15,004,230) (cost $968,996,213)                                     $  983,586,526
  Cash                                                                        3,103,807
  Foreign currencies, at value (cost $31,787,956)                            30,571,239
  Receivables -
   Investment securities sold                                                 4,097,715
   Fund shares sold                                                           7,772,406
   Interest                                                                  12,998,262
   Forward foreign currency portfolio hedge contracts, net                      666,595
  Other                                                                          91,757
                                                                         --------------
     Total assets                                                        $1,042,888,307
                                                                         --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                       $    8,710,038
   Fund shares repurchased                                                    2,020,164
   Dividends                                                                  1,562,406
   Upon return of securities loaned                                          15,560,324
   Forward foreign currency settlement hedge contracts, net                       1,710
  Due to affiliates                                                             181,027
  Accrued expenses                                                              126,422
                                                                         --------------
     Total liabilities                                                   $   28,162,091
                                                                         --------------
NET ASSETS:
  Paid-in capital                                                        $  985,536,613
  Undistributed net investment income                                         3,339,928
  Accumulated net realized gain on investments and foreign
    currency transactions                                                    11,851,845
  Net unrealized gain on investments                                         14,590,313
  Net unrealized loss on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             (592,483)
                                                                         --------------
     Total net assets                                                    $1,014,726,216
                                                                         ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $442,062,045/41,771,792 shares)                      $        10.58
                                                                         ==============
  Class B (based on $136,507,505/13,084,953 shares)                      $        10.43
                                                                         ==============
  Class C (based on $385,436,498/37,140,278 shares)                      $        10.38
                                                                         ==============
  Class R (based on $32,028,425/2,977,109 shares)                        $        10.76
                                                                         ==============
  Class Y (based on $18,691,743/1,763,654 shares)                        $        10.60
                                                                         ==============
MAXIMUM OFFERING PRICE:
  Class A ($10.58 [divided by] 95.5% )                                   $        11.08
                                                                         ==============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/05

INVESTMENT INCOME:
  Interest (net foreign taxes withheld of $30,947)            $49,481,725
  Income from securities loaned, net                              140,022
                                                              -----------
     Total investment income                                                     $49,621,747
                                                                                 ------------
EXPENSES:
  Management fees                                             $ 4,755,833
  Transfer agent fees and expenses
   Class A                                                        632,051
   Class B                                                        245,318
   Class C                                                        471,249
   Class R                                                         15,313
   Class Y                                                            717
  Distribution fees
   Class A                                                        859,028
   Class B                                                      1,150,122
   Class C                                                      3,071,789
   Class R                                                         86,753
  Administrative reimbursements                                   173,638
  Custodian fees                                                   64,523
  Registration fees                                               206,642
  Professional fees                                                65,187
  Printing expense                                                 71,500
  Fees and expenses of nonaffiliated trustees                      12,655
  Miscellaneous                                                    24,041
                                                              -----------
     Total expenses                                                              $11,906,359
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                            (139,969)
     Less fees paid indirectly                                                       (15,846)
                                                                                 ------------
     Net expenses                                                                $11,750,544
                                                                                 ------------
       Net investment income                                                     $37,871,203
                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                                $16,504,255
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                652,185        $17,156,440
                                                              -----------        ------------
  Change in net unrealized gain (loss) on:
   Investments                                                $(8,901,585)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foregin currencies               (502,213)       $(9,403,798)
                                                              -----------        ------------
  Net gain on investments and foreign currency transactions                      $ 7,752,642
                                                                                 ------------
  Net increase in net assets resulting from operations                           $45,623,845
                                                                                 ============


34    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/05 and 9/30/04

                                                            Year Ended        Year Ended
                                                             9/30/05           9/30/04
FROM OPERATIONS:
Net investment income                                    $   37,871,203    $   23,905,385
Net realized gain on investments and foreign
  currency transations                                       17,156,440         8,945,038
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          (9,403,798)        8,544,641
                                                         --------------    --------------
    Net increase in net assets resulting
     from operations                                     $   45,623,845    $   41,395,064
                                                         --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.63 and $0.58 per share, respectively)    $  (19,795,308)   $  (10,431,412)
    Class B ($0.54 and $0.50 per share, respectively)        (5,771,073)       (4,305,875)
    Class C ($0.54 and $0.51 per share, respectively)       (15,524,696)      (10,219,238)
    Class R ($0.62 and $0.57 per share, respectively)          (892,782)          (95,759)
    Class Y ($0.66 and $0.04 per share, respectively)          (653,869)              (61)
Net realized gain:
    Class A ($0.10 and $0.09 per share, respectively)    $   (2,440,522)   $   (1,268,377)
    Class B ($0.10 and $0.09 per share, respectively)          (907,807)         (767,774)
    Class C ($0.10 and $0.09 per share, respectively)        (2,282,335)       (1,670,721)
    Class R ($0.10 and $0.09 per share, respectively)           (59,790)           (2,150)
    Class Y ($0.10 and $0.00 per share, respectively)           (55,633)                -
                                                         --------------    --------------
     Total distributions to shareowners                  $  (48,383,815)   $  (28,761,367)
                                                         --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  635,187,200    $  355,748,089
Reinvestment of distributions                                30,571,849        16,820,462
Cost of shares repurchased                                 (222,907,445)     (161,920,317)
                                                         --------------    --------------
    Net increase in net assets resulting from fund
     share transactions                                  $  442,851,604    $  210,648,234
                                                         --------------    --------------
    Net increase in net assets                           $  440,091,634    $  223,281,931
NET ASSETS:
Beginning of year                                           574,634,582       351,352,651
                                                         --------------    --------------
End of year (including undistributed net investment
  income of $3,339,928 and $3,177,891,
  respectively)                                          $1,014,726,216    $  574,634,582
                                                         ==============    ==============

The accompanying notes are an integral part of these financial statements.   35

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '05 Shares        '05 Amount       '04 Shares     '04 Amounts
CLASS A
Shares sold                         28,051,082    $  299,588,146      18,254,312    $ 189,503,517
Reinvestment of distributions        1,592,223        17,013,754         830,745        8,610,647
Less shares repurchased            (10,724,844)     (114,468,471)     (7,669,563)     (79,034,640)
                                   -----------    --------------      ----------    -------------
    Net increase                    18,918,461    $  202,133,429      11,415,494    $ 119,079,524
                                   ===========    ==============      ==========    =============
CLASS B
Shares sold                          5,967,010    $   62,627,913       3,255,324    $  33,308,276
Reinvestment of distributions          308,169         3,248,062         228,532        2,332,742
Less shares repurchased             (2,455,266)      (25,839,484)     (1,860,054)     (19,022,843)
                                   -----------    --------------      ----------    -------------
    Net increase                     3,819,913    $   40,036,491       1,623,802    $  16,618,175
                                   ===========    ==============      ==========    =============
CLASS C
Shares sold                         21,280,640    $  222,623,020      12,650,143    $ 128,937,371
Reinvestment of distributions          895,295         9,383,628         570,146        5,792,350
Less shares repurchased             (7,515,157)      (78,577,518)     (6,243,075)     (63,389,708)
                                   -----------    --------------      ----------    -------------
    Net increase                    14,660,778    $  153,429,130       6,977,214    $  71,340,013
                                   ===========    ==============      ==========    =============
CLASS R
Shares sold                          2,894,147    $   31,437,559         366,173    $   3,879,298
Reinvestment of distributions           79,416           860,655           8,031           84,723
Less shares repurchased               (342,861)       (3,719,131)        (44,685)        (473,126)
                                   -----------    --------------      ----------    -------------
    Net increase                     2,630,702    $   28,579,083         329,519    $   3,490,895
                                   ===========    ==============      ==========    =============
CLASS Y (a)
Shares sold                          1,774,547    $   18,910,562          11,335    $     119,627
Reinvestment of distributions            6,172            65,750               -                -
Less shares repurchased                (28,400)         (302,841)              -                -
                                   -----------    --------------      ----------    -------------
    Net increase                     1,752,319    $   18,673,471          11,335    $     119,627
                                   ===========    ==============      ==========    =============

(a) Class Y shares were first publicly offered on September 10, 2004.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                                9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
CLASS A
Net asset value, beginning of period                           $  10.56     $  10.27     $   8.95     $  8.89      $  9.12
                                                               --------     --------     --------     -------      -------
Increase from investment operations:
 Net investment income                                         $   0.55     $   0.55     $   0.59     $  0.66      $  0.75
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.19         0.41         1.32        0.05        (0.26)
                                                               --------     --------     --------     -------      -------
   Net increase from investment operations                     $   0.74     $   0.96     $   1.91     $  0.71      $  0.49
Distributions to shareowners:
 Net investment income                                            (0.62)       (0.58)       (0.59)      (0.65)       (0.65)
 Net realized gain                                                (0.10)       (0.09)           -           -            -
 Tax return of capital                                                -            -            -           -        (0.07)
                                                               --------     --------     --------     -------      -------
Net increase (decrease) in net asset value                     $   0.02     $   0.29     $   1.32     $  0.06      $ (0.23)
                                                               --------     --------     --------     -------      -------
Net asset value, end of period                                 $  10.58     $  10.56     $  10.27     $  8.95      $  8.89
                                                               ========     ========     ========     =======      =======
Total return*                                                      7.18%        9.75%       21.95%       8.08%        5.47%
Ratio of net expenses to average net assets+                       1.10%        1.08%        1.00%       0.94%        0.77%
Ratio of net investment income to average net assets+              5.16%        5.42%        5.98%       7.14%        8.11%
Portfolio turnover rate                                              48%          48%          55%         34%          44%
Net assets, end of period (in thousands)                       $442,062     $241,409     $117,499     $31,815      $ 9,697
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.11%        1.17%        1.33%       1.92%        2.19%
 Net investment income                                             5.15%        5.32%        5.65%       6.18%        6.69%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.10%        1.08%        1.00%       0.94%        0.75%
 Net investment income                                             5.16%        5.42%        5.98%       7.16%        8.13%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                         9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
Net asset value, beginning of period                           $  10.41     $ 10.13      $  8.86      $  8.85      $  9.11
                                                               --------     -------      -------      -------      -------
Increase from investment operations:
 Net investment income                                         $   0.47     $  0.47      $  0.56      $  0.60      $  0.70
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                    0.19        0.40         1.25         0.03        (0.26)
                                                               --------     -------      -------      -------      -------
   Net increase from investment operations                     $   0.66     $  0.87      $  1.81      $  0.63      $  0.44
Distributions to shareowners:
 Net investment income                                            (0.54)      (0.50)       (0.54)       (0.62)       (0.63)
 Net realized gain                                                (0.10)      (0.09)           -            -            -
 Tax return of capital                                                -           -            -            -        (0.07)
                                                               --------     -------      -------      -------      -------
Net increase (decrease) in net asset value                     $   0.02     $  0.28      $  1.27      $  0.01      $ (0.26)
                                                               --------     -------      -------      -------      -------
Net asset value, end of period                                 $  10.43     $ 10.41      $ 10.13      $  8.86      $  8.85
                                                               ========     =======      =======      =======      =======
Total return*                                                      6.36%       8.87%       20.98%        7.19%        4.85%
Ratio of net expenses to average net assets+                       1.87%       1.85%        1.76%        1.74%        1.43%
Ratio of net investment income to average net assets+              4.42%       4.62%        5.23%        6.36%        7.44%
Portfolio turnover rate                                              48%         48%          55%          34%          44%
Net assets, end of period (in thousands)                       $136,508     $96,481      $77,392      $19,601      $ 7,294
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                      1.89%       1.96%        2.09%        2.70%        2.85%
 Net investment income                                             4.40%       4.51%        4.90%        5.38%        6.02%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                      1.87%       1.85%        1.76%        1.73%        1.41%
 Net investment income                                             4.42%       4.62%        5.23%        6.35%        7.46%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                            9/30/05      9/30/04      9/30/03      9/30/02      9/30/01
Net asset value, beginning of period                              $  10.36     $  10.08     $   8.83     $  8.82      $  9.06
                                                                  --------     --------     --------     -------      -------
Increase from investment operations:
 Net investment income                                            $   0.47     $   0.47     $   0.54     $  0.61      $  0.79
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.19         0.41         1.25        0.02        (0.35)
                                                                  --------     --------     --------     -------      -------
   Net increase from investment operations                        $   0.66     $   0.88     $   1.79     $  0.63      $  0.44
Distributions to shareowners:
 Net investment income                                               (0.54)       (0.51)       (0.54)      (0.62)       (0.61)
 Net realized gain                                                   (0.10)       (0.09)           -           -            -
 Tax return of capital                                                   -            -            -           -        (0.07)
                                                                  --------     --------     --------     -------      -------
Net increase (decrease) in net asset value                        $   0.02     $   0.28     $   1.25     $  0.01      $ (0.24)
                                                                  --------     --------     --------     -------      -------
Net asset value, end of period                                    $  10.38     $  10.36     $  10.08     $  8.83      $  8.82
                                                                  ========     ========     ========     =======      =======
Total return*                                                         6.44%        9.00%       20.84%       7.22%        4.93%
Ratio of net expenses to average net assets+                          1.81%        1.79%        1.70%       1.78%        1.34%
Ratio of net investment income to average net assets+                 4.45%        4.68%        5.10%       6.13%        7.45%
Portfolio turnover rate                                                 48%          48%          55%         34%          44%
Net assets, end of period (in thousands)                          $385,436     $232,903     $156,285     $19,165      $ 1,724
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.83%        1.89%        2.02%       2.73%        2.63%
 Net investment income                                                4.43%        4.58%        4.78%       5.16%        6.16%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.81%        1.79%        1.70%       1.75%        1.31%
 Net investment income                                                4.45%        4.68%        5.10%       6.15%        7.48%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Year Ended  Year Ended    4/1/03 to
CLASS R                                            9/30/05     9/30/04       9/30/03
Net asset value, beginning of period                $ 10.74     $ 10.45      $  9.78
                                                    -------     -------      -------
Increase from investment operations:
  Net investment income                             $  0.54     $  0.53      $  0.28
  Net realized and unrealized gain on
   investments and foreign currency
   transactions                                        0.20        0.42         0.67
                                                    -------     -------      -------
     Net increase from investment operations        $  0.74     $  0.95      $  0.95
Distributions to shareowners:
  Net investment income                               (0.62)      (0.57)       (0.28)
  Net realized gain                                   (0.10)      (0.09)           -
                                                    -------     -------      -------
Net increase (decrease) in net asset value          $  0.02     $  0.29      $  0.67
                                                    -------     -------      -------
Net asset value, end of period                      $ 10.76     $ 10.74      $ 10.45
                                                    =======     =======      =======
Total return*                                          7.00%       9.46%        9.83%
Ratio of net expenses to average net assets+           1.28%       1.26%        1.06%**
Ratio of net investment income to average
  net assets+                                          4.83%       5.33%        4.75%**
Portfolio turnover rate                                  48%         48%          55%
Net assets, end of period (in thousands)            $32,028     $ 3,721      $   176
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                         1.30%       1.33%        1.36%**
  Net investment income                                4.81%       5.26%        4.45%**
Ratios with waiver of management fees by PIM
  and reduction for fees paid indirectly:
  Net expenses                                         1.28%       1.26%        1.06%**
  Net investment income                                4.83%       5.33%        4.75%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

40   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended    9/10/04 to
CLASS Y                                                  9/30/05       9/30/04
Net asset value, beginning of period                     $ 10.57       $ 10.47
                                                         -------       -------
Increase from investment operations:
  Net investment income                                  $  0.58       $  0.04
  Net realized and unrealized gain on investments
   and foreign currency transactions                        0.21          0.10
                                                         -------       -------
     Net increase from investment operations             $  0.79       $  0.14
Distributions to shareowners:
  Net investment income                                    (0.66)        (0.04)
  Net realized gain                                        (0.10)            -
                                                         -------       -------
Net increase in net asset value                          $  0.03       $  0.10
                                                         -------       -------
Net asset value, end of period                           $ 10.60       $ 10.57
                                                         -------       -------
Total return*                                               7.65%         1.30%
Ratio of net expenses to average net assets+                0.66%         0.33%**
Ratio of net investment income to average
  net assets+                                               5.52%         8.36%**
Portfolio turnover rate                                       48%           48%
Net assets, end of period (in thousands)                 $18,692       $   120
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                              0.68%         0.99%**
  Net investment income                                     5.50%         7.70%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                              0.66%         0.33%**
  Net investment income                                     5.52%         8.36%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   41

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Y shares. Class R Shares were first publicly offered April 1, 2003. Class Y shares were first publicly offered September 10, 2004. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no readily available market quotations are valued at their fair values as determined by, or under the direction of, the Board of

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Trustees. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. As of September 30, 2005, securities fair valued aggregated 0.44% of net assets. Temporary cash investments are valued at amortized cost.

    Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund invests in below investment grade debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

    currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions paid during the years ended September 30, 2005 and 2004 were as follows:

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       2005             2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                     $43,276,182      $27,340,292
Long-term capital gain                                5,107,633        1,421,075
                                                    -----------      -----------
                                                    $48,383,815      $28,761,367
Return of capital                                             -                -
                                                    -----------      -----------
Total                                               $48,383,815      $28,761,367
                                                    ===========      ===========
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at September 30, 2005.

--------------------------------------------------------------------------------
                                                                        2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                        $10,256,338
Distributions payable                                                 (1,562,406)
Undistributed long-term gain                                           7,227,108
Unrealized appreciation                                               13,268,563
                                                                     -----------
Total                                                                $29,189,603
                                                                     ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is primary attributable to the tax deferral of losses on wash sales, interest on defaulted bonds and the mark to market of forward currency contracts.

    At September 30, 2005, the Fund reclassified $4,928,562 to increase undistributed net investment income and $4,928,562 to decrease accumulated net realized gain on investments and foreign currency transactions to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned $237,022 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2005.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (See Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or sub custodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective February 1, 2004, management fees are calculated daily at the annual rate of 0.60% on the first $1 billion of the Fund's average daily net assets, 0.55% on the next $9 billion and 0.50% on average daily net assets over $10 billion. Prior to February 1, 2004, the management fees were calculated at an annual rate of 0.75% on the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; 0.65% of the next $500 million; and 0.60% on net assets over $1 billion.

Through February 1, 2006, PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.10% of the average daily net assets attributable to Class A shares; the portion of Fund-wide expenses attributable to Class B, Class C, Class R and Class Y shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2005, $12,658 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05                                (continued)
--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $145,503 in transfer agent fees payable to PIMSS at September 30, 2005.

4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares except Class Y shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares, in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $22,866 in distribution fees payable to PFD at September 30, 2005.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2005, CDSCs in the amount of $311,189 were paid to PFD.

5.  Expense Offset and Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2005, the Fund's expenses were reduced by $15,846 under such arrangements.

6.  Forward Foreign Currency Contracts

At September 30, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. Open Portfolio hedges at September 30, 2005 were as follows:

---------------------------------------------------------------------------------------------
                   Net                                                               Net
               Contracts to       In Exchange     Settlement                     Unrealized
 Currency   (deliver)/receive         For            Date           Value        Gain (loss)
---------------------------------------------------------------------------------------------
 AUD           (19,472,000)      $(14,794,826)    12/13/05      $(14,938,919)     $144,093
 EUR           (11,500,000)      $(13,842,332)     11/3/05      $(13,837,605)     $ (4,727)
 EUR           (11,500,000)      $(13,820,286)     10/3/05      $(14,347,515)     $527,229
                                                                                  --------
                                                                                  $666,595
---------------------------------------------------------------------------------------------

The Fund's gross forward currency settlement contracts receivable and payable were $13,815,540 and $13,817,250, respectively, resulting in a net payable of $1,710.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Strategic Income Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Strategic Income Fund (the "Fund") as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 were audited by other auditors who have ceased operations and whose report, dated November 5, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers, and by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Strategic Income Fund at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
November 14, 2005

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                    Positions Held     Length of Service      Principal Occupation                        Other Directorships
Name and Age        With the Fund      and Term of Office     During Past Five Years                      Held by this Trustee
John F. Cogan, Jr.  Chairman of the    Trustee since 1999.    Deputy Chairman and a Director of           Chairman and Director of
 (79)*              Board,             Serves until           Pioneer Global Asset Management S.p.A.      ICI Mutual Insurance
                    Trustee and        successor trustee is   ("PGAM"); Non-Executive Chairman and a      Company; Director
                    President          elected or earlier     Director of Pioneer Investment              of Harbor Global
                                       retirement or          Management USA Inc. ("PIM-USA");            Company, Ltd.
                                       removal                Chairman and a Director of Pioneer;
                                                              Director of Pioneer Alternative
                                                              Investment Management Limited (Dublin);
                                                              President and a Director of Pioneer
                                                              Alternative Investment Management
                                                              (Bermuda) Limited and affiliated funds;
                                                              President and Director of Pioneer Funds
                                                              Distributor, Inc. ("PFD"); President of
                                                              all of the Pioneer Funds; and Of Counsel
                                                              (since 2000, partner prior to 2000),
                                                              Wilmer Cutler Pickering Hale and Dorr
                                                              LLP (counsel to PIM-USA and the Pioneer
                                                              Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood      Trustee and        Trustee since June,    President and Chief Executive Officer,      None
 (53)**             Executive Vice     2003. Serves until     PIM-USA since May 2003 (Director since
                    President          successor trustee is   January 2001); President and Director of
                                       elected or earlier     Pioneer since May 2003; Chairman and
                                       retirement or          Director of Pioneer Investment
                                       removal                Management Shareholder Services, Inc.
                                                              ("PIMSS") since May 2003; Executive Vice
                                                              President of all of the Pioneer Funds
                                                              since June 2003; Executive Vice
                                                              President and Chief Operating Officer of
                                                              PIM-USA, November 2000 to May 2003

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                      Positions Held   Length of Service      Principal Occupation                        Other Directorships
Name and Age          With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
David R. Bock**       Trustee          Trustee since 2005.    Senior Vice President and Chief             Director of The Enterprise
 (61)                                  Serves until           Financial Officer, I-trax, Inc.             Social Investment
3050 K. Street NW,                     successor trustee      (publicly traded health care services       Company (privately-held
Washington, DC 20007                   is elected or          company) (2001 - present); Managing         affordable housing
                                       earlier retirement     Partner, Federal City Capital Advisors      finance company);
                                       or removal.            (boutique merchant bank) (1995 - 2000;      Director of New York
                                                              2002 to 2004); Executive Vice President     Mortgage Trust (publicly
                                                              and Chief Financial Officer, Pedestal       traded mortgage REIT)
                                                              Inc. (internet-based mortgage trading
                                                              company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush          Trustee          Trustee since 1999.    President, Bush International               Director of Brady
 (57)                                  Serves until           (international financial advisory firm)     Corporation (industrial
3509 Woodbine Street,                  successor trustee                                                  identification and
Chevy Chase, MD 20815                  is elected or earlier                                              specialty coated
                                       retirement or removal                                              material products
                                                                                                          manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham  Trustee          Trustee since 1999.    Founding Director, The Winthrop Group,      None
 (58)                                  Serves until           Inc. (consulting firm); Professor of
1001 Sherbrooke                        successor trustee      Management, Faculty of Management,
Street West,                           is elected or earlier  McGill University
Montreal, Quebec,                      retirement or removal
Canada
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

Pionneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Positions Held   Length of Service      Principal Occupation                        Other Directorships
Name and Age          With the Fund    and Term of Office     During Past Five Years                      Held by this Trustee
Marguerite A. Piret   Trustee          Trustee since 1999.    President and Chief Executive Officer,      Director of New America
 (57)                                  Serves until           Newbury, Piret & Company, Inc.              High Income Fund, Inc.
One Boston Place,                      successor trustee      (investment banking firm)                   (closed-end investment
28th Floor,                            is elected or earlier                                              company)
Boston, MA 02108                       retirement or removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West       Trustee          Trustee since 1999.    Senior Counsel, Sullivan & Cromwell         Director, The Swiss
 (77)                                  Serves until           (law firm)                                  Helvetia Fund, Inc.
125 Broad Street,                      successor trustee                                                  (closed-end investment
New York, NY 10004                     is elected or earlier                                              company) and
                                       retirement or removal                                              AMVESCAP PLC
                                                                                                          (investment managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop         Trustee          Trustee since 1999.    President, John Winthrop & Co., Inc         None
 (69)                                  Serves until           (private investment firm)
One North Adgers Wharf,                successor trustee
Charleston, SC 29401                   is elected or earlier
                                       retirement or removal
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                      Positions Held   Length of Service       Principal Occupation                       Other Directorships
Name and Age          With the Fund    and Term of Office      During Past Five Years                     Held by this Officer
Dorothy E. Bourassa   Secretary        Since September         Secretary of PIM-USA; Senior Vice          None
 (57)                                  2003. Serves at the     President - Legal of Pioneer; and
                                       discretion of           Secretary/Clerk of most of PIM-USA's
                                       the Board               subsidiaries; Secretary of all of the
                                                               Pioneer Funds since September 2003
                                                               (Assistant Secretary from November 2000
                                                               to September 2003)
------------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley Assistant        Since September         Assistant Vice President and Senior        None
 (40)                 Secretary        2003. Serves at the     Counsel of Pioneer since July 2002; Vice
                                       discretion of           President and Senior Counsel of BISYS
                                       the Board               Fund Services, Inc. (April 2001 to June
                                                               2002); Senior Vice President and Deputy
                                                               General Counsel of Funds Distributor,
                                                               Inc. (July 2000 to April 2001);
                                                               Assistant Secretary of all Pioneer Funds
                                                               since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan       Assistant        Since September         Partner, Wilmer Cutler Pickering Hale      None
 (48)                 Secretary        2003. Serves at the     and Dorr LLP; Assistant Secretary of all
                                       discretion of           Pioneer Funds since September 2003
                                       the Board
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave          Treasurer        Since November          Vice President - Fund Accounting,          None
 (60)                                  2000. Serves            Administration and Custody Services of
                                       at the discretion       Pioneer; and Treasurer of all of the
                                       of the Board            Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Positions Held   Length of Service       Principal Occupation                       Other Directorships
Name and Age          With the Fund    and Term of Office      During Past Five Years                     Held by this Officer

Mark E. Bradley       Assistant        Since 2004. Serves      Deputy Treasurer of Pioneer since 2004;    None
 (45)                 Treasurer        at the discretion of    Treasurer and Senior Vice President, CDC
                                       the Board               IXIS Asset Management Services from 2002
                                                               to 2003; Assistant Treasurer and Vice
                                                               President, MFS Investment Management
                                                               from 1997 to 2002; and Assistant
                                                               Treasurer of all of the Pioneer Funds
                                                               since November 2004
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti      Assistant        Since November          Assistant Vice President - Fund            None
 (40)                 Treasurer        2000. Serves at         Accounting, Administration and Custody
                                       the discretion of       Services of Pioneer; and Assistant
                                       the Board               Treasurer of all of the Pioneer Funds

------------------------------------------------------------------ -----------------------------------------------------------------
Gary Sullivan         Assistant        Since May 2002.         Fund Accounting Manager - Fund             None
 (47)                 Treasurer        Serves at the           Accounting, Administration and Custody
                                       discretion of           Services of Pioneer; and Assistant
                                       the Board               Treasurer of all of the Pioneer Funds
                                                               since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim         Assistant        Since September         Fund Administration Manager - Fund         None
Sullivan              Treasurer        2003. Serves at         Accounting, Administration and Custody
 (31)                                  the discretion          Services since June 2003; Assistant Vice
                                       of the Board            President - Mutual Fund Operations of
                                                               State Street Corporation from June 2002
                                                               to June 2003 (formerly Deutsche Bank
                                                               Asset Management); Pioneer Fund
                                                               Accounting, Administration and Custody
                                                               Services (Fund Accounting Manager from
                                                               August 1999 to May 2002); Assistant
                                                               Treasurer of all Pioneer Funds since
                                                               September 2003
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      Positions Held   Length of Service       Principal Occupation                       Other Directorships
Name and Age          With the Fund    and Term of Office      During Past Five Years                     Held by this Officer
Martin J. Wolin       Chief            Since October 2004.     Chief Compliance Officer of Pioneer        None
 (38)                 Compliance       Serves at the           (Director of Compliance and Senior
                      Officer          discretion of           Counsel from November 2000 to September
                                       the Board               2004); and Chief Compliance Officer of
                                                               all of the Pioneer Funds since 2004
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine and non-routine filings of its Form N-1A, totaled approximately $32,775 in 2005 and approximately $38,500 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related and other services provided to the Fund during the fiscal year ended September 30, 2005. Fees for audit-related services provided to the Fund during the fiscal year ended September 30, 2004 were $10,000 and were for the reviews of the Fund's semi annual financial statements


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled $6,800 in 2005 and $32,200 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no other services provided to the Fund during the fiscal years ended September 30, 2005 and 2004.


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30,2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,800 in 2005 and $42,200 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.